Schedule of Variable Interest Entities of Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Jul. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Total Current Assets	$ 18,515		$ 14,284	$ 3,762
Property, plant, and equipment, net	43,471		44,572	42,209
Total Assets	97,349		91,276	84,961
Current liabilities:
Accounts payable, related party	3,388		2,099	3,548
Accrued expense	7,666		4,906	2,721
Total Current Liabilities	31,335		28,175	29,516
Other long-term liabilities	8,100	$ 2,160
Total Liabilities	45,754		37,917	38,689
Other receivable, related party			110	120
Prepaids and other current assets	5,662		1,416	1,107
Total current assets	18,515		14,284	3,762
Operating lease right-of-use assets	180		431	233
Total assets	97,349		91,276	84,961
Customer deposits-current	2,291		1,588
Operating lease liability	26		220	161
Total current liabilities	31,335		28,175	29,516
Operating lease liability	155		216	84
Other liabilities, related party	191		499	203
Total liabilities	45,754		37,917	38,689
Variable Interest Entity, Primary Beneficiary [Member] | DVSL ComputeCo, LLC [Member]
Current assets:
Cash and restricted cash	3,693		2,275	15
Accounts receivable, intercompany	751		1,201
Other receivable- current				247
Due from- intercompany
Total Current Assets	4,886		3,661	262
Other assets- long term
Property, plant, and equipment, net	12,970		13,712	13,673
Total Assets	20,393		19,635	13,935
Current liabilities:
Due to intercompany	20			241
Accounts payable, related party
Accrued expense	1,509		677
Total Current Liabilities	2,946		684	241
Customer deposits- long term			1,190
Other long-term liabilities
Total Liabilities	3,248		2,181	241
Prepaids and other current assets	45
Total current assets	4,886		3,661	262
Other assets- long term, related party	2,452		2,172
Operating lease right-of-use assets	85		90
Total assets	20,393		19,635	13,935
Customer deposits-current	1,410
Operating lease liability	7		7
Total current liabilities	2,946		684	241
Operating lease liability	78		83
Total liabilities	3,248		2,181	241
Variable Interest Entity, Primary Beneficiary [Member] | DVSL ComputeCo, LLC [Member] | Related Party [Member]
Current liabilities:
Other receivable, related party	397		185
Other liabilities, related party	224		224
Variable Interest Entity, Primary Beneficiary [Member] | DVSL ComputeCo, LLC [Member] | Revision of Prior Period, Adjustment [Member]
Current assets:
Cash and restricted cash			2,275
Accounts receivable, intercompany			1,246
Other receivable- current
Due from- intercompany			235
Total Current Assets			3,756
Other assets- long term			2,172
Property, plant, and equipment, net			13,712
Total Assets			19,640
Current liabilities:
Due to intercompany
Accounts payable, related party			95
Accrued expense			677
Total Current Liabilities			772
Customer deposits- long term			1,190
Other long-term liabilities			224
Total Liabilities			2,186
Total current assets			3,756
Total assets			19,640
Total current liabilities			772
Total liabilities			2,186
Variable Interest Entity, Primary Beneficiary [Member] | Devco LLC [Member]
Current assets:
Cash and restricted cash	1,841		2,575
Accounts receivable, intercompany	31		217
Related party receivable- intercompany
Total Current Assets	2,384		3,268
Other assets- long term
Property, plant, and equipment, net	18,735		22,188
Total Assets	23,656		27,718
Current liabilities:
Due to intercompany	1,107		1,259
Related party payable- intercompany
Accounts payable, related party
Accrued expense	1,359		2,213
Current portion of debt	291		1,682
Total Current Liabilities	2,764		5,161
Total Liabilities	2,842		5,244
Prepaids and other current assets	63
Total current assets	2,384		3,268
Other assets- long term, related party	2,452		2,172
Operating lease right-of-use assets	85		90
Total assets	23,656		27,718
Operating lease liability	7		7
Total current liabilities	2,764		5,161
Operating lease liability	78		83
Total liabilities	2,842		5,244
Variable Interest Entity, Primary Beneficiary [Member] | Devco LLC [Member] | Related Party [Member]
Current liabilities:
Other receivable, related party	449		476
Variable Interest Entity, Primary Beneficiary [Member] | Devco LLC [Member] | Revision of Prior Period, Adjustment [Member]
Current assets:
Cash and restricted cash			2,575
Accounts receivable, intercompany			254
Related party receivable- intercompany			577
Total Current Assets			3,406
Other assets- long term			2,172
Property, plant, and equipment, net			22,188
Total Assets			27,766
Current liabilities:
Due to intercompany			151
Related party payable- intercompany			1,108
Accounts payable, related party			138
Accrued expense			2,214
Current portion of debt			1,681
Total Current Liabilities			5,292
Total Liabilities			5,292
Total current assets			3,406
Total assets			27,766
Total current liabilities			5,292
Total liabilities			$ 5,292
Variable Interest Entity, Primary Beneficiary [Member] | Compute Co [Member]
Current assets:
Cash and restricted cash	290
Accounts receivable, intercompany	2,855
Total Current Assets	4,523
Total Assets	8,551
Current liabilities:
Due to intercompany	3
Total Current Liabilities	769
Total Liabilities	769
Total current assets	4,523
Other assets- long term, related party	4,028
Total assets	8,551
Total current liabilities	769
Total liabilities	769
Variable Interest Entity, Primary Beneficiary [Member] | Compute Co [Member] | Related Party [Member]
Current liabilities:
Accounts payable, related party	738
Other receivable, related party	1,378
Variable Interest Entity, Primary Beneficiary [Member] | Compute Co [Member] | Nonrelated Party [Member]
Current liabilities:
Accounts payable, related party	$ 28